Quarterly Holdings Report
for
Fidelity® SAI International Index Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV7-NPRT3-0922
1.9867768.106
Common Stocks - 98.5%
	Shares	Value ($)
Australia - 7.8%
Ampol Ltd.	70,314	1,665,845
APA Group unit	348,128	2,854,424
Aristocrat Leisure Ltd.	177,816	4,436,164
ASX Ltd.	57,123	3,550,467
Aurizon Holdings Ltd.	543,134	1,537,230
Australia & New Zealand Banking Group Ltd.	827,255	13,369,487
Australia & New Zealand Banking Group Ltd. (a)	58,555	941,578
BHP Group Ltd.	1,493,656	40,874,428
BlueScope Steel Ltd.	144,630	1,698,879
Brambles Ltd.	423,318	3,407,160
Cochlear Ltd.	19,407	2,925,157
Coles Group Ltd.	394,249	5,192,393
Commonwealth Bank of Australia	503,483	35,756,044
Computershare Ltd.	160,323	2,832,424
Crown Ltd. (a)	132,268	1,210,645
CSL Ltd.	142,130	28,940,076
Dexus unit	317,348	2,132,581
Dominos Pizza Enterprises Ltd.	17,876	913,998
Endeavour Group Ltd.	396,346	2,208,217
Evolution Mining Ltd.	540,828	999,060
Fortescue Metals Group Ltd.	499,649	6,429,761
Goodman Group unit	496,087	7,260,263
IDP Education Ltd.	61,593	1,239,243
Insurance Australia Group Ltd.	727,380	2,288,748
Lendlease Group unit	203,314	1,472,937
Macquarie Group Ltd.	107,538	13,763,078
Medibank Private Ltd.	812,602	1,953,928
Mineral Resources Ltd.	50,147	1,910,805
Mirvac Group unit	1,163,259	1,762,321
National Australia Bank Ltd.	954,160	20,606,523
Newcrest Mining Ltd.	262,672	3,539,835
Northern Star Resources Ltd.	343,760	1,889,178
Orica Ltd.	120,644	1,429,901
Origin Energy Ltd.	519,690	2,181,847
Qantas Airways Ltd. (a)	272,706	878,754
QBE Insurance Group Ltd.	436,689	3,530,947
Ramsay Health Care Ltd.	54,028	2,669,080
REA Group Ltd.	15,592	1,375,594
Reece Ltd.	66,709	720,479
Rio Tinto Ltd.	109,528	7,588,597
Santos Ltd.	949,357	4,935,119
Scentre Group unit	1,531,524	3,138,465
SEEK Ltd.	99,208	1,606,886
Sonic Healthcare Ltd.	134,473	3,238,314
South32 Ltd.	1,372,050	3,739,681
Stockland Corp. Ltd. unit	704,329	1,908,511
Suncorp Group Ltd.	372,547	2,942,110
Telstra Corp. Ltd.	1,213,276	3,315,896
The GPT Group unit	565,216	1,818,413
The Lottery Corp. (a)	656,740	2,093,660
Transurban Group unit	906,007	9,260,920
Treasury Wine Estates Ltd.	212,996	1,836,033
Vicinity Centres unit	1,141,819	1,670,705
Washington H. Soul Pattinson & Co. Ltd.	63,875	1,156,435
Wesfarmers Ltd.	334,644	10,964,784
Westpac Banking Corp.	1,033,043	15,643,523
WiseTech Global Ltd.	43,327	1,534,409
Woodside Energy Group Ltd.	556,003	12,554,814
Woolworths Group Ltd.	357,598	9,408,076
TOTAL AUSTRALIA		334,704,830
Austria - 0.2%
Erste Group Bank AG	101,460	2,572,285
OMV AG	43,453	1,839,509
Verbund AG	20,091	2,207,406
Voestalpine AG	34,242	766,435
TOTAL AUSTRIA		7,385,635
Bailiwick of Jersey - 0.9%
Experian PLC	272,069	9,525,758
Ferguson PLC	64,530	8,086,359
Glencore Xstrata PLC	2,917,730	16,536,823
WPP PLC	337,024	3,637,296
TOTAL BAILIWICK OF JERSEY		37,786,236
Belgium - 0.8%
Ageas	47,917	2,083,825
Anheuser-Busch InBev SA NV	256,287	13,728,740
D'ieteren Group	7,343	1,197,034
ELIA GROUP SA/NV	9,745	1,477,050
Groupe Bruxelles Lambert SA	29,991	2,644,681
KBC Group NV	73,810	3,865,947
Proximus	44,892	621,470
Sofina SA	4,547	1,061,435
Solvay SA Class A	21,869	1,911,029
UCB SA	37,304	2,909,056
Umicore SA	61,796	2,238,399
Warehouses de Pauw	43,888	1,487,416
TOTAL BELGIUM		35,226,082
Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	186,000	1,165,773
Hongkong Land Holdings Ltd.	337,020	1,751,852
Jardine Matheson Holdings Ltd.	63,161	3,335,902
TOTAL BERMUDA		6,253,527
Cayman Islands - 0.7%
Budweiser Brewing Co. APAC Ltd. (b)	508,000	1,407,534
Chow Tai Fook Jewellery Group Ltd.	590,200	1,166,882
CK Asset Holdings Ltd.	591,425	4,177,699
CK Hutchison Holdings Ltd.	792,000	5,253,557
ESR Cayman Ltd. (a)(b)	593,600	1,538,843
Futu Holdings Ltd. ADR (a)(c)	17,524	728,998
Grab Holdings Ltd. (a)(c)	320,287	944,847
Sands China Ltd. (a)	716,400	1,680,345
Sea Ltd. ADR (a)	105,792	8,074,045
SITC International Holdings Co. Ltd.	396,000	1,344,399
WH Group Ltd. (b)	2,460,500	1,861,854
Wharf Real Estate Investment Co. Ltd.	493,000	2,191,837
Xinyi Glass Holdings Ltd.	534,000	1,051,687
TOTAL CAYMAN ISLANDS		31,422,527
Denmark - 2.8%
A.P. Moller - Maersk A/S:
Series A	928	2,473,019
Series B	1,576	4,303,008
Carlsberg A/S Series B	29,625	3,831,755
Chr. Hansen Holding A/S	31,124	2,033,170
Coloplast A/S Series B	35,053	4,102,566
Danske Bank A/S	203,564	2,839,544
Demant A/S (a)	28,344	1,077,162
DSV A/S	56,651	9,545,750
Genmab A/S (a)	19,396	6,901,486
GN Store Nord A/S	38,731	1,342,685
Novo Nordisk A/S Series B	496,855	57,870,619
Novozymes A/S Series B	60,615	3,863,961
ORSTED A/S (b)	55,816	6,497,912
Pandora A/S	28,033	2,069,106
Rockwool International A/S Series B	2,625	647,636
Tryg A/S	106,256	2,418,026
Vestas Wind Systems A/S	297,969	7,831,741
TOTAL DENMARK		119,649,146
Finland - 1.2%
Elisa Corp. (A Shares)	41,966	2,317,849
Fortum Corp.	131,042	1,461,862
Kesko Oyj	80,583	1,986,520
Kone OYJ (B Shares)	100,285	4,583,171
Neste OYJ	124,826	6,389,127
Nokia Corp.	1,596,669	8,316,386
Nordea Bank ABP	976,369	9,599,204
Orion Oyj (B Shares)	31,382	1,494,968
Sampo Oyj (A Shares)	147,157	6,357,587
Stora Enso Oyj (R Shares)	162,625	2,503,136
UPM-Kymmene Corp.	157,487	4,972,042
Wartsila Corp.	139,673	1,220,251
TOTAL FINLAND		51,202,103
France - 10.3%
Accor SA (a)	50,225	1,303,284
Aeroports de Paris SA (a)	8,761	1,205,233
Air Liquide SA	154,269	21,209,274
Alstom SA	93,624	2,225,041
Alstom SA rights (a)	98,774	25,238
Amundi SA (b)	17,975	971,844
Arkema SA	17,535	1,654,168
AXA SA	571,597	13,171,043
bioMerieux SA	12,222	1,319,102
BNP Paribas SA	327,784	15,486,918
Bollore SA	260,965	1,312,259
Bouygues SA	67,756	2,048,248
Bureau Veritas SA	86,753	2,387,773
Capgemini SA	48,320	9,153,594
Carrefour SA	183,148	3,121,220
Compagnie de St. Gobain	146,886	6,849,272
Compagnie Generale des Etablissements Michelin SCA Series B	200,167	5,601,588
Covivio	13,952	879,107
Credit Agricole SA	367,521	3,386,280
Danone SA	192,757	10,628,464
Dassault Aviation SA	7,390	1,053,636
Dassault Systemes SA	196,785	8,440,447
Edenred SA	73,568	3,767,028
EDF SA	165,385	2,004,716
Eiffage SA	24,593	2,298,872
Engie SA	538,910	6,667,584
EssilorLuxottica SA	84,844	13,219,673
Eurazeo SA	12,853	914,951
Gecina SA	13,556	1,385,491
Getlink SE	129,834	2,591,569
Hermes International SCA	9,345	12,741,110
Ipsen SA	11,128	1,123,689
Kering SA	22,075	12,637,749
Klepierre SA	63,482	1,404,691
L'Oreal SA	71,089	26,875,725
La Francaise des Jeux SAEM (b)	30,994	1,103,958
Legrand SA	78,913	6,460,505
LVMH Moet Hennessy Louis Vuitton SE	81,912	56,875,992
Orange SA	588,656	6,015,149
Pernod Ricard SA	61,814	12,098,395
Publicis Groupe SA	67,306	3,581,715
Remy Cointreau SA	6,787	1,335,999
Remy Cointreau SA rights 9/19/22 (a)(d)	6,787	6,937
Renault SA (a)	56,720	1,676,893
Safran SA	100,846	11,084,547
Sanofi SA	335,538	33,343,602
Sartorius Stedim Biotech	8,158	3,248,440
Schneider Electric SA	159,501	22,059,623
SEB SA	7,348	616,197
Societe Generale Series A	234,659	5,257,864
Sodexo SA	26,105	2,114,172
Teleperformance	17,330	5,779,467
Thales SA	31,484	3,904,827
TotalEnergies SE	731,522	37,364,227
Ubisoft Entertainment SA (a)	27,700	1,179,312
Valeo SA	60,838	1,298,929
Veolia Environnement SA	196,134	4,905,480
VINCI SA	157,448	15,092,773
Vivendi SA	212,629	2,018,559
Wendel SA	7,963	729,624
Worldline SA (a)(b)	70,335	3,104,457
TOTAL FRANCE		443,323,524
Germany - 7.0%
adidas AG	51,012	8,824,647
Allianz SE	120,516	21,886,459
BASF AG	270,998	12,077,086
Bayer AG	289,871	16,908,249
Bayerische Motoren Werke AG (BMW)	97,738	7,986,507
Bechtle AG	24,158	1,111,328
Beiersdorf AG	29,742	3,067,137
Brenntag SE	45,586	3,202,195
Carl Zeiss Meditec AG	11,874	1,724,500
Commerzbank AG (a)	314,115	2,143,913
Continental AG	32,457	2,312,277
Covestro AG (b)	57,003	1,922,449
Daimler Truck Holding AG (a)	133,551	3,629,423
Delivery Hero AG (a)(b)	48,134	2,322,291
Deutsche Bank AG	609,814	5,313,918
Deutsche Borse AG	56,060	9,786,135
Deutsche Lufthansa AG (a)(c)	176,367	1,085,690
Deutsche Post AG	292,461	11,680,856
Deutsche Telekom AG	956,315	18,169,020
E.ON AG	662,414	5,954,512
Evonik Industries AG	61,871	1,314,029
Fresenius Medical Care AG & Co. KGaA	60,517	2,243,578
Fresenius SE & Co. KGaA	123,592	3,162,594
GEA Group AG	45,270	1,682,775
Hannover Reuck SE	17,791	2,514,749
HeidelbergCement AG	42,733	2,176,693
HelloFresh AG (a)	48,753	1,337,882
Henkel AG & Co. KGaA	30,671	1,933,955
Infineon Technologies AG	385,303	10,566,742
KION Group AG	21,290	971,093
Knorr-Bremse AG	21,402	1,275,037
LEG Immobilien AG	21,494	1,947,238
Mercedes-Benz Group AG (Germany)	236,748	13,961,981
Merck KGaA	38,133	7,262,842
MTU Aero Engines AG	15,766	3,030,976
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	41,336	9,371,130
Nemetschek Se	17,038	1,131,890
Puma AG	31,151	2,089,202
Rational AG	1,510	1,047,126
Rheinmetall AG	12,852	2,349,264
RWE AG	189,551	7,784,096
SAP SE	308,101	28,737,423
Scout24 AG (b)	23,664	1,346,181
Siemens AG	225,715	25,177,173
Siemens Energy AG	128,648	2,128,080
Siemens Healthineers AG (b)	83,203	4,263,626
Symrise AG	39,177	4,571,394
Telefonica Deutschland Holding AG	307,195	815,063
Uniper SE (c)	26,997	179,488
United Internet AG	28,618	750,823
Volkswagen AG	8,706	1,724,377
Vonovia SE	206,233	6,871,647
Zalando SE (a)(b)	65,712	1,849,999
TOTAL GERMANY		298,678,738
Hong Kong - 2.3%
AIA Group Ltd.	3,569,400	35,860,515
BOC Hong Kong (Holdings) Ltd.	1,092,000	3,943,770
CLP Holdings Ltd.	484,500	4,108,353
Galaxy Entertainment Group Ltd.	643,000	3,825,284
Hang Lung Properties Ltd.	598,000	1,091,048
Hang Seng Bank Ltd.	225,600	3,635,511
Henderson Land Development Co. Ltd.	429,021	1,493,486
Hong Kong & China Gas Co. Ltd.	3,303,074	3,484,051
Hong Kong Exchanges and Clearing Ltd.	355,360	16,307,633
Link (REIT)	622,606	5,210,922
MTR Corp. Ltd.	456,935	2,415,674
New World Development Co. Ltd.	445,845	1,488,062
Power Assets Holdings Ltd.	409,500	2,678,738
Sino Land Ltd.	1,011,080	1,501,827
Sun Hung Kai Properties Ltd.	427,500	5,103,126
Swire Pacific Ltd. (A Shares)	147,000	836,132
Swire Properties Ltd.	345,400	821,930
Techtronic Industries Co. Ltd.	406,000	4,505,232
TOTAL HONG KONG		98,311,294
Ireland - 0.7%
CRH PLC	226,031	8,673,750
DCC PLC (United Kingdom)	29,098	1,895,802
Flutter Entertainment PLC (Ireland) (a)	49,235	4,918,339
James Hardie Industries PLC CDI	131,401	3,245,173
Kerry Group PLC Class A	46,961	4,955,638
Kingspan Group PLC (Ireland)	45,490	2,929,992
Smurfit Kappa Group PLC	72,609	2,618,130
TOTAL IRELAND		29,236,824
Isle of Man - 0.1%
Entain PLC (a)	173,089	2,547,014
Israel - 0.8%
Azrieli Group	12,598	995,120
Bank Hapoalim BM (Reg.)	375,110	3,438,632
Bank Leumi le-Israel BM	450,977	4,309,234
Check Point Software Technologies Ltd. (a)	30,476	3,797,310
CyberArk Software Ltd. (a)	11,733	1,526,815
Elbit Systems Ltd. (Israel)	7,849	1,789,789
Icl Group Ltd.	209,020	1,861,973
Israel Discount Bank Ltd. (Class A)	365,864	2,039,664
Kornit Digital Ltd. (a)(c)	14,534	395,470
Mizrahi Tefahot Bank Ltd.	45,529	1,662,224
NICE Ltd. (a)	18,638	3,865,611
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	325,742	3,055,460
Tower Semiconductor Ltd. (a)	32,217	1,522,160
Wix.com Ltd. (a)	16,805	997,041
ZIM Integrated Shipping Services Ltd. (c)	24,760	1,233,543
TOTAL ISRAEL		32,490,046
Italy - 1.6%
Amplifon SpA	36,739	1,209,456
Assicurazioni Generali SpA	326,561	4,881,974
Atlantia SpA	146,199	3,372,470
DiaSorin SpA	7,428	1,029,446
Enel SpA	2,399,732	12,097,692
Eni SpA	744,706	8,951,806
FinecoBank SpA	179,972	2,223,839
Infrastrutture Wireless Italiane SpA (b)	99,160	1,037,788
Intesa Sanpaolo SpA	4,873,290	8,654,040
Mediobanca SpA	178,654	1,526,480
Moncler SpA	60,566	3,012,745
Nexi SpA (a)(b)	154,610	1,399,102
Poste Italiane SpA (b)	154,157	1,287,234
Prysmian SpA	75,170	2,377,811
Recordati SpA	30,852	1,363,141
Snam SpA	594,952	2,985,195
Telecom Italia SpA (a)	2,940,274	652,328
Terna - Rete Elettrica Naziona	415,141	3,172,877
UniCredit SpA	624,007	6,171,236
TOTAL ITALY		67,406,660
Japan - 22.2%
Advantest Corp.	55,900	3,324,765
AEON Co. Ltd.	192,900	3,890,200
AGC, Inc.	57,030	2,078,929
Aisin Seiki Co. Ltd.	43,490	1,291,592
Ajinomoto Co., Inc.	137,700	3,623,711
Ana Holdings, Inc. (a)	47,200	881,162
Asahi Group Holdings	134,600	4,679,550
ASAHI INTECC Co. Ltd.	64,100	1,185,852
Asahi Kasei Corp.	370,200	2,969,896
Astellas Pharma, Inc.	549,300	8,602,804
Azbil Corp.	34,300	1,032,539
Bandai Namco Holdings, Inc.	59,000	4,609,225
Bridgestone Corp.	168,500	6,572,489
Brother Industries Ltd.	69,600	1,303,708
Canon, Inc.	295,200	6,983,791
Capcom Co. Ltd.	52,000	1,445,472
Central Japan Railway Co.	42,500	4,976,617
Chiba Bank Ltd.	156,500	868,083
Chubu Electric Power Co., Inc.	190,060	2,027,449
Chugai Pharmaceutical Co. Ltd.	198,200	5,567,994
Concordia Financial Group Ltd.	321,300	1,093,063
CyberAgent, Inc.	126,800	1,265,262
Dai Nippon Printing Co. Ltd.	65,520	1,445,852
Dai-ichi Mutual Life Insurance Co.	296,600	5,159,324
Daifuku Co. Ltd.	29,900	1,906,619
Daiichi Sankyo Kabushiki Kaisha	517,000	13,708,108
Daikin Industries Ltd.	73,500	12,890,307
Daito Trust Construction Co. Ltd.	18,300	1,734,887
Daiwa House Industry Co. Ltd.	176,900	4,370,858
Daiwa House REIT Investment Corp.	650	1,564,417
Daiwa Securities Group, Inc.	401,200	1,852,030
DENSO Corp.	127,900	6,995,500
Dentsu Group, Inc.	63,800	2,228,635
Disco Corp.	8,500	2,076,802
East Japan Railway Co.	89,200	4,656,861
Eisai Co. Ltd.	74,400	3,407,138
ENEOS Holdings, Inc.	905,500	3,502,841
FANUC Corp.	56,600	9,761,270
Fast Retailing Co. Ltd.	17,200	10,416,162
Fuji Electric Co. Ltd.	37,400	1,689,205
FUJIFILM Holdings Corp.	106,300	6,072,072
Fujitsu Ltd.	58,000	7,775,617
GLP J-REIT	1,259	1,655,779
GMO Payment Gateway, Inc.	12,400	1,030,477
Hakuhodo DY Holdings, Inc.	69,000	709,710
Hamamatsu Photonics K.K.	41,400	1,881,253
Hankyu Hanshin Holdings, Inc.	67,500	1,957,956
Hikari Tsushin, Inc.	6,000	661,129
Hirose Electric Co. Ltd.	9,030	1,297,300
Hitachi Construction Machinery Co. Ltd.	31,700	699,361
Hitachi Ltd.	285,700	14,464,435
Hitachi Metals Ltd. (a)	63,300	973,356
Honda Motor Co. Ltd.	481,000	12,326,683
Hoshizaki Corp.	32,100	957,608
Hoya Corp.	109,100	10,930,908
Hulic Co. Ltd.	113,400	909,478
Ibiden Co. Ltd.	33,200	979,784
Idemitsu Kosan Co. Ltd.	61,523	1,599,894
Iida Group Holdings Co. Ltd.	43,400	710,563
INPEX Corp.	306,900	3,517,621
Isuzu Motors Ltd.	172,100	1,887,698
ITO EN Ltd.	15,700	739,805
Itochu Corp.	350,700	10,208,760
ITOCHU Techno-Solutions Corp.	28,300	758,432
Japan Airlines Co. Ltd. (a)	42,600	737,969
Japan Exchange Group, Inc.	148,200	2,356,490
Japan Post Bank Co. Ltd.	121,700	973,559
Japan Post Holdings Co. Ltd.	722,600	5,202,603
Japan Post Insurance Co. Ltd.	59,000	953,903
Japan Real Estate Investment Corp.	368	1,777,059
Japan Retail Fund Investment Corp.	2,062	1,680,306
Japan Tobacco, Inc.	354,000	6,356,288
JFE Holdings, Inc.	145,000	1,634,854
JSR Corp.	53,400	1,479,071
Kajima Corp.	124,900	1,425,821
Kakaku.com, Inc.	39,400	771,714
Kansai Electric Power Co., Inc.	207,700	2,105,815
Kao Corp.	140,200	6,097,918
KDDI Corp.	475,900	15,258,470
Keio Corp.	30,300	1,160,190
Keisei Electric Railway Co.	40,700	1,115,865
Keyence Corp.	57,400	22,750,041
Kikkoman Corp.	42,900	2,543,744
Kintetsu Group Holdings Co. Ltd.	50,600	1,672,176
Kirin Holdings Co. Ltd.	242,700	3,992,015
Kobayashi Pharmaceutical Co. Ltd.	15,760	1,049,930
Kobe Bussan Co. Ltd.	44,400	1,265,629
Koei Tecmo Holdings Co. Ltd.	17,230	601,505
Koito Manufacturing Co. Ltd.	30,800	1,012,449
Komatsu Ltd.	272,800	6,306,697
Konami Group Corp.	27,500	1,625,400
Kose Corp.	9,800	874,767
Kubota Corp.	301,000	4,997,609
Kurita Water Industries Ltd.	30,900	1,253,290
Kyocera Corp.	94,700	5,264,268
Kyowa Hakko Kirin Co., Ltd.	79,700	1,878,946
Lasertec Corp.	22,300	3,192,693
LIXIL Group Corp.	87,800	1,817,042
M3, Inc.	130,200	4,536,159
Makita Corp.	66,120	1,615,871
Marubeni Corp.	461,700	4,294,859
Mazda Motor Corp.	167,800	1,414,483
McDonald's Holdings Co. (Japan) Ltd.	25,500	957,154
Meiji Holdings Co. Ltd.	33,800	1,764,699
Minebea Mitsumi, Inc.	107,110	1,926,708
Misumi Group, Inc.	83,950	2,088,534
Mitsubishi Chemical Holdings Corp.	377,800	2,124,568
Mitsubishi Corp.	372,600	11,073,404
Mitsubishi Electric Corp.	570,200	6,018,020
Mitsubishi Estate Co. Ltd.	349,000	5,183,214
Mitsubishi Heavy Industries Ltd.	94,600	3,512,731
Mitsubishi UFJ Financial Group, Inc.	3,527,100	19,873,418
Mitsubishi UFJ Lease & Finance Co. Ltd.	194,800	943,982
Mitsui & Co. Ltd.	411,900	9,087,452
Mitsui Chemicals, Inc.	54,300	1,143,788
Mitsui Fudosan Co. Ltd.	269,000	6,011,997
Mitsui OSK Lines Ltd.	101,400	2,780,480
Mizuho Financial Group, Inc.	711,820	8,489,432
MonotaRO Co. Ltd.	74,000	1,321,296
MS&AD Insurance Group Holdings, Inc.	131,400	4,261,481
Murata Manufacturing Co. Ltd.	169,500	9,900,616
NEC Corp.	72,400	2,672,607
Nexon Co. Ltd.	145,910	3,312,465
NGK Insulators Ltd.	70,200	1,026,762
Nidec Corp.	131,900	9,166,266
Nihon M&A Center Holdings, Inc.	89,400	1,196,355
Nintendo Co. Ltd.	32,600	14,577,853
Nippon Building Fund, Inc.	452	2,397,746
Nippon Express Holdings, Inc.	22,700	1,356,448
Nippon Paint Holdings Co. Ltd.	244,800	1,871,294
Nippon Prologis REIT, Inc.	630	1,638,319
Nippon Sanso Holdings Corp.	51,100	861,683
Nippon Shinyaku Co. Ltd.	14,500	897,429
Nippon Steel & Sumitomo Metal Corp.	238,300	3,545,960
Nippon Telegraph & Telephone Corp.	352,700	10,074,990
Nippon Yusen KK	47,700	3,746,898
Nissan Chemical Corp.	38,000	1,943,059
Nissan Motor Co. Ltd.	685,000	2,604,962
Nisshin Seifun Group, Inc.	58,200	716,410
Nissin Food Holdings Co. Ltd.	18,400	1,332,641
Nitori Holdings Co. Ltd.	23,600	2,496,847
Nitto Denko Corp.	42,000	2,704,603
Nomura Holdings, Inc.	858,700	3,276,381
Nomura Real Estate Holdings, Inc.	35,000	849,078
Nomura Real Estate Master Fund, Inc.	1,252	1,568,494
Nomura Research Institute Ltd.	99,120	2,977,992
NTT Data Corp.	186,200	2,818,139
Obayashi Corp.	191,700	1,409,847
OBIC Co. Ltd.	20,600	3,293,315
Odakyu Electric Railway Co. Ltd.	87,000	1,247,790
Oji Holdings Corp.	239,500	998,513
Olympus Corp.	364,200	7,794,672
OMRON Corp.	54,800	3,064,856
Ono Pharmaceutical Co. Ltd.	109,100	3,067,774
Open House Group Co. Ltd.	24,200	1,055,731
Oracle Corp. Japan	11,300	704,761
Oriental Land Co. Ltd.	59,000	8,957,901
ORIX Corp.	352,700	6,285,759
Osaka Gas Co. Ltd.	110,630	1,988,918
Otsuka Corp.	33,600	1,047,839
Otsuka Holdings Co. Ltd.	115,200	4,115,286
Pan Pacific International Holdings Ltd.	112,300	1,748,565
Panasonic Holdings Corp.	651,600	5,379,701
Persol Holdings Co. Ltd.	52,400	1,084,774
Rakuten Group, Inc.	256,700	1,272,601
Recruit Holdings Co. Ltd.	425,300	15,894,761
Renesas Electronics Corp. (a)	344,100	3,277,500
Resona Holdings, Inc.	637,720	2,478,339
Ricoh Co. Ltd.	169,300	1,361,691
ROHM Co. Ltd.	25,800	1,914,635
SBI Holdings, Inc. Japan	72,300	1,466,782
SCSK Corp.	46,300	815,355
Secom Co. Ltd.	62,000	4,140,987
Seiko Epson Corp.	82,600	1,240,873
Sekisui Chemical Co. Ltd.	111,300	1,565,931
Sekisui House Ltd.	181,800	3,219,932
Seven & i Holdings Co. Ltd.	222,300	9,060,995
SG Holdings Co. Ltd.	85,000	1,622,185
Sharp Corp.	71,700	577,114
Shimadzu Corp.	69,900	2,486,969
SHIMANO, Inc.	21,700	3,624,904
SHIMIZU Corp.	163,000	923,989
Shin-Etsu Chemical Co. Ltd.	110,600	14,167,228
Shionogi & Co. Ltd.	78,100	4,005,864
Shiseido Co. Ltd.	118,000	4,853,724
Shizuoka Bank Ltd.	131,800	797,577
SMC Corp.	16,900	8,328,939
SoftBank Corp.	847,500	9,799,012
SoftBank Group Corp.	355,900	14,950,220
Sompo Holdings, Inc.	92,300	4,119,462
Sony Group Corp.	372,100	31,564,481
Square Enix Holdings Co. Ltd.	25,300	1,173,915
Subaru Corp.	181,600	3,160,005
Sumco Corp.	103,300	1,445,449
Sumitomo Chemical Co. Ltd.	439,600	1,727,598
Sumitomo Corp.	332,300	4,672,124
Sumitomo Electric Industries Ltd.	210,800	2,350,166
Sumitomo Metal Mining Co. Ltd.	72,930	2,293,197
Sumitomo Mitsui Financial Group, Inc.	385,300	12,087,671
Sumitomo Mitsui Trust Holdings, Inc.	99,700	3,275,071
Sumitomo Realty & Development Co. Ltd.	91,300	2,521,074
Suntory Beverage & Food Ltd.	41,000	1,617,757
Suzuki Motor Corp.	108,700	3,563,116
Sysmex Corp.	49,500	3,465,586
T&D Holdings, Inc.	156,400	1,770,142
Taisei Corp.	56,300	1,796,354
Takeda Pharmaceutical Co. Ltd.	443,503	13,012,471
TDK Corp.	114,700	3,612,436
Terumo Corp.	190,500	6,504,355
TIS, Inc.	66,700	1,891,220
Tobu Railway Co. Ltd.	55,700	1,322,590
Toho Co. Ltd.	32,970	1,309,263
Tokio Marine Holdings, Inc.	185,200	10,841,596
Tokyo Electric Power Co., Inc. (a)	450,500	1,772,883
Tokyo Electron Ltd.	44,100	15,178,935
Tokyo Gas Co. Ltd.	117,100	2,299,952
Tokyu Corp.	156,700	1,921,391
Toppan, Inc.	77,400	1,316,997
Toray Industries, Inc.	409,200	2,241,328
Toshiba Corp.	115,000	4,665,266
Tosoh Corp.	76,690	999,670
Toto Ltd.	41,800	1,423,786
Toyota Industries Corp.	43,270	2,634,688
Toyota Motor Corp.	3,128,950	50,786,107
Toyota Tsusho Corp.	62,640	2,137,868
Trend Micro, Inc.	39,400	2,289,700
Unicharm Corp.	119,100	4,314,069
USS Co. Ltd.	64,700	1,269,578
Welcia Holdings Co. Ltd.	27,800	620,910
West Japan Railway Co.	64,800	2,380,151
Yakult Honsha Co. Ltd.	37,900	2,308,091
Yamaha Corp.	41,500	1,770,143
Yamaha Motor Co. Ltd.	87,800	1,696,045
Yamato Holdings Co. Ltd.	86,000	1,504,914
Yaskawa Electric Corp.	70,800	2,479,694
Yokogawa Electric Corp.	67,400	1,195,223
Z Holdings Corp.	784,400	2,772,257
ZOZO, Inc.	36,800	794,942
TOTAL JAPAN		950,454,567
Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	179,855	4,396,075
Aroundtown SA	318,985	1,018,808
Eurofins Scientific SA	39,704	3,084,852
Tenaris SA	139,359	1,950,197
TOTAL LUXEMBOURG		10,449,932
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	782,000	707,296
HKT Trust/HKT Ltd. unit	1,118,000	1,566,644
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	34,762	1,960,818
TOTAL MULTI-NATIONAL		4,234,758
Netherlands - 5.7%
ABN AMRO Group NV GDR (b)	124,836	1,273,335
Adyen BV (a)(b)	6,394	11,501,358
AEGON NV	528,321	2,320,495
AerCap Holdings NV (a)	39,741	1,782,781
Airbus Group NV	173,950	18,755,588
Akzo Nobel NV	53,583	3,606,165
Argenx SE (a)	14,278	5,215,775
ASM International NV (Netherlands)	13,818	4,209,973
ASML Holding NV (Netherlands)	119,931	68,931,348
CNH Industrial NV	301,940	3,849,757
Davide Campari Milano NV	154,236	1,705,631
Euronext NV (b)	25,281	2,053,640
EXOR NV	32,001	2,235,825
Ferrari NV (Italy)	37,192	7,838,092
Heineken Holding NV	29,744	2,340,789
Heineken NV (Bearer)	76,478	7,511,593
IMCD NV	16,815	2,677,543
ING Groep NV (Certificaten Van Aandelen)	1,151,941	11,189,764
JDE Peet's BV	29,666	859,273
Just Eat Takeaway.com NV (a)(b)	53,912	988,168
Koninklijke Ahold Delhaize NV	308,546	8,496,966
Koninklijke DSM NV	51,571	8,217,199
Koninklijke KPN NV	974,686	3,208,689
Koninklijke Philips Electronics NV	260,795	5,397,480
NN Group NV	84,417	3,941,197
OCI NV	31,088	1,078,392
Prosus NV	244,734	15,965,225
QIAGEN NV (Germany) (a)	68,100	3,400,734
Randstad NV	35,280	1,775,853
Stellantis NV (Italy)	647,014	9,206,349
STMicroelectronics NV (France)	201,653	7,631,266
Universal Music Group NV	214,015	4,844,555
Wolters Kluwer NV	77,455	8,391,266
TOTAL NETHERLANDS		242,402,064
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	369,471	1,734,923
Fisher & Paykel Healthcare Corp.	170,298	2,277,333
Mercury Nz Ltd.	201,085	769,134
Meridian Energy Ltd.	379,200	1,190,023
Spark New Zealand Ltd.	551,846	1,774,504
Xero Ltd. (a)	39,711	2,616,109
TOTAL NEW ZEALAND		10,362,026
Norway - 0.8%
Adevinta ASA Class B (a)	85,990	646,809
Aker BP ASA	93,243	3,221,264
DNB Bank ASA	274,499	5,414,704
Equinor ASA	288,365	11,103,181
Gjensidige Forsikring ASA	59,017	1,229,788
Kongsberg Gruppen ASA	26,384	969,087
Mowi ASA	122,069	2,806,358
Norsk Hydro ASA	396,816	2,688,521
Orkla ASA	221,624	1,913,120
Salmar ASA	17,381	1,239,946
Telenor ASA	206,467	2,507,366
Yara International ASA	48,855	2,077,517
TOTAL NORWAY		35,817,661
Portugal - 0.2%
Energias de Portugal SA	819,169	4,135,087
Galp Energia SGPS SA Class B	147,938	1,561,572
Jeronimo Martins SGPS SA	83,578	1,932,221
TOTAL PORTUGAL		7,628,880
Singapore - 1.2%
Ascendas Real Estate Investment Trust	991,689	2,134,570
CapitaLand Investment Ltd.	768,165	2,185,682
CapitaMall Trust	1,560,627	2,465,355
City Developments Ltd.	119,100	669,132
DBS Group Holdings Ltd.	534,605	12,198,804
Genting Singapore Ltd.	1,785,900	1,043,034
Keppel Corp. Ltd.	430,000	2,148,359
Mapletree Commercial Trust	670,500	923,596
Mapletree Logistics Trust (REIT)	966,612	1,233,680
Oversea-Chinese Banking Corp. Ltd.	999,364	8,469,311
Singapore Airlines Ltd. (a)	395,590	1,565,014
Singapore Exchange Ltd.	253,100	1,814,371
Singapore Technologies Engineering Ltd.	461,000	1,344,167
Singapore Telecommunications Ltd.	2,437,000	4,608,549
United Overseas Bank Ltd.	348,372	6,950,489
UOL Group Ltd.	133,491	721,236
Venture Corp. Ltd.	81,900	1,043,425
Wilmar International Ltd.	567,200	1,652,768
TOTAL SINGAPORE		53,171,542
Spain - 2.4%
Acciona SA	7,287	1,494,004
ACS Actividades de Construccion y Servicios SA	72,814	1,742,162
Aena SME SA (a)(b)	22,137	2,800,104
Amadeus IT Holding SA Class A (a)	132,938	7,751,646
Banco Bilbao Vizcaya Argentaria SA	1,967,618	8,916,606
Banco Santander SA (Spain)	5,117,021	12,802,133
CaixaBank SA	1,308,339	3,928,598
Cellnex Telecom SA (b)	160,360	7,172,764
EDP Renovaveis SA	85,044	2,199,056
Enagas SA	73,492	1,448,169
Endesa SA	93,788	1,716,781
Ferrovial SA	142,364	3,794,722
Grifols SA (a)	88,030	1,279,389
Iberdrola SA (a)	50,326	536,474
Iberdrola SA	1,757,074	18,762,881
Industria de Diseno Textil SA	321,884	7,817,585
Naturgy Energy Group SA	42,934	1,255,865
Red Electrica Corporacion SA	119,787	2,354,296
Repsol SA	428,211	5,334,763
Siemens Gamesa Renewable Energy SA (a)	70,353	1,294,444
Telefonica SA	1,584,349	7,072,052
TOTAL SPAIN		101,474,494
Sweden - 3.3%
Alfa Laval AB	86,633	2,574,557
ASSA ABLOY AB (B Shares)	295,734	6,987,018
Atlas Copco AB:
(A Shares)	792,042	9,258,470
(B Shares)	461,065	4,753,930
Boliden AB	80,700	2,675,785
Electrolux AB (B Shares)	66,551	955,350
Embracer Group AB (a)(c)	188,480	1,428,132
Epiroc AB:
(A Shares)	194,455	3,438,294
(B Shares)	115,052	1,818,809
EQT AB	87,295	2,350,270
Ericsson (B Shares)	861,195	6,550,464
Essity AB (B Shares)	179,690	4,562,006
Evolution AB (b)	53,948	5,194,025
Fastighets AB Balder (a)	186,193	1,183,425
Getinge AB (B Shares)	67,488	1,516,159
H&M Hennes & Mauritz AB (B Shares) (c)	215,499	2,757,211
Hexagon AB (B Shares)	574,276	6,761,837
Holmen AB (B Shares)	27,684	1,133,000
Husqvarna AB (B Shares)	123,600	985,059
Industrivarden AB:
(A Shares)	35,954	933,682
(C Shares)	48,000	1,232,804
Indutrade AB	80,589	1,883,439
Investment AB Latour (B Shares)	43,672	1,081,679
Investor AB:
(A Shares)	148,300	3,036,865
(B Shares)	536,197	9,961,819
Kinnevik AB (B Shares) (a)	71,442	1,279,140
L E Lundbergforetagen AB	22,418	1,059,551
Lifco AB	68,769	1,329,742
Nibe Industrier AB (B Shares)	447,152	4,479,352
Sagax AB	56,161	1,440,196
Sandvik AB	314,597	5,796,825
Securitas AB (B Shares) (c)	92,397	931,498
Sinch AB (a)(b)	164,538	411,742
Skandinaviska Enskilda Banken AB (A Shares)	480,231	5,181,686
Skanska AB (B Shares)	100,406	1,703,371
SKF AB (B Shares)	113,112	1,903,611
Svenska Cellulosa AB SCA (B Shares)	178,776	2,601,015
Svenska Handelsbanken AB (A Shares)	430,388	3,870,012
Swedbank AB (A Shares)	267,219	3,701,027
Swedish Match Co. AB	466,182	4,880,237
Swedish Orphan Biovitrum AB (a)	49,845	1,092,331
Tele2 AB (B Shares)	167,485	1,910,992
Telia Co. AB	784,342	2,892,021
Volvo AB:
(A Shares)	59,023	1,095,987
(B Shares)	445,315	7,995,203
Volvo Car AB (c)	175,828	1,307,005
TOTAL SWEDEN		141,876,633
Switzerland - 10.3%
ABB Ltd. (Reg.)	484,640	14,732,875
Adecco SA (Reg.)	47,610	1,677,158
Alcon, Inc. (Switzerland)	147,441	11,530,712
Bachem Holding AG (B Shares)	9,143	613,312
Baloise Holdings AG	13,517	2,148,576
Barry Callebaut AG	1,053	2,327,585
Clariant AG (Reg.)	63,667	1,189,931
Coca-Cola HBC AG	59,378	1,454,888
Compagnie Financiere Richemont SA Series A	154,020	18,571,363
Credit Suisse Group AG	782,138	4,549,359
Ems-Chemie Holding AG	2,070	1,635,384
Geberit AG (Reg.)	10,585	5,547,992
Givaudan SA	2,724	9,486,852
Holcim AG	163,565	7,669,343
Julius Baer Group Ltd.	65,275	3,375,373
Kuehne & Nagel International AG	16,032	4,298,331
Lindt & Spruengli AG	32	3,684,614
Lindt & Spruengli AG (participation certificate)	315	3,474,812
Logitech International SA (Reg.)	51,075	2,850,348
Lonza Group AG	21,972	13,353,519
Nestle SA (Reg. S)	830,577	101,768,358
Novartis AG	646,457	55,549,833
Partners Group Holding AG	6,696	7,266,868
Roche Holding AG:
(Bearer)	7,872	3,202,226
(participation certificate)	207,292	68,821,880
Schindler Holding AG:
(participation certificate)	12,076	2,347,071
(Reg.)	6,864	1,295,135
SGS SA (Reg.)	1,880	4,588,080
Sika AG	42,921	10,605,241
Sonova Holding AG	15,843	5,675,750
Straumann Holding AG	32,883	4,447,442
Swatch Group AG (Bearer)	8,537	2,272,693
Swatch Group AG (Bearer) (Reg.)	15,532	772,806
Swiss Life Holding AG	9,303	4,914,165
Swiss Prime Site AG	22,645	2,059,069
Swiss Re Ltd.	88,996	6,677,980
Swisscom AG	7,642	4,125,082
Temenos Group AG	18,745	1,476,992
UBS Group AG	1,037,800	16,883,262
VAT Group AG (b)	7,967	2,300,080
Vifor Pharma AG	13,426	2,345,689
Zurich Insurance Group Ltd.	44,395	19,379,677
TOTAL SWITZERLAND		442,947,706
United Kingdom - 14.5%
3i Group PLC	287,154	4,461,728
Abrdn PLC	643,448	1,298,410
Admiral Group PLC	53,030	1,238,643
Anglo American PLC (United Kingdom)	375,053	13,556,247
Antofagasta PLC	116,351	1,641,505
Ashtead Group PLC	131,243	7,337,691
Associated British Foods PLC	105,116	2,140,332
AstraZeneca PLC (United Kingdom)	457,164	60,135,942
Auto Trader Group PLC (b)	278,852	2,149,814
Aveva Group PLC	35,586	1,021,444
Aviva PLC	834,823	4,025,924
BAE Systems PLC	928,368	8,725,494
Barclays PLC	4,944,267	9,471,064
Barratt Developments PLC	301,727	1,840,890
Berkeley Group Holdings PLC	33,073	1,706,910
BP PLC	5,745,525	28,120,117
British American Tobacco PLC (United Kingdom)	642,357	25,169,894
British Land Co. PLC	259,802	1,556,623
BT Group PLC	2,050,208	4,039,731
Bunzl PLC	99,553	3,723,147
Burberry Group PLC	117,961	2,580,006
Compass Group PLC	526,456	12,338,264
Croda International PLC	41,164	3,750,691
Diageo PLC	683,179	32,363,462
GSK PLC	1,199,952	25,211,243
Haleon PLC (a)	1,498,538	5,325,115
Halma PLC	112,008	3,135,913
Hargreaves Lansdown PLC	104,954	1,084,110
Hikma Pharmaceuticals PLC	51,224	1,079,184
HSBC Holdings PLC (United Kingdom)	5,975,581	37,430,796
Imperial Brands PLC	266,390	5,848,947
Informa PLC	441,174	3,192,409
InterContinental Hotel Group PLC	54,296	3,218,402
Intertek Group PLC	47,618	2,537,607
J Sainsbury PLC	516,264	1,389,441
JD Sports Fashion PLC	760,980	1,200,568
Johnson Matthey PLC	55,284	1,438,732
Kingfisher PLC	604,811	1,913,546
Land Securities Group PLC	207,845	1,850,767
Legal & General Group PLC	1,761,615	5,599,219
Lloyds Banking Group PLC	20,947,702	11,597,872
London Stock Exchange Group PLC	97,089	9,475,177
M&G PLC	767,103	1,992,602
Melrose Industries PLC	1,290,113	2,522,400
Mondi PLC	143,269	2,703,459
National Grid PLC	1,075,454	14,808,579
NatWest Group PLC	1,658,253	5,036,541
Next PLC	39,028	3,234,776
NMC Health PLC (a)	55,366	33
Ocado Group PLC (a)	170,254	1,740,373
Pearson PLC	201,089	1,861,130
Persimmon PLC	94,191	2,161,057
Phoenix Group Holdings PLC	221,232	1,734,502
Prudential PLC	810,335	9,994,988
Reckitt Benckiser Group PLC	210,916	17,108,406
RELX PLC (London Stock Exchange)	570,498	16,892,143
Rentokil Initial PLC	548,615	3,622,485
Rio Tinto PLC	331,462	20,010,204
Rolls-Royce Holdings PLC (a)	2,468,869	2,698,325
Sage Group PLC	300,341	2,576,380
Schroders PLC	36,678	1,326,594
Segro PLC	354,778	4,730,933
Severn Trent PLC	73,849	2,653,033
Shell PLC (London)	2,244,921	59,886,252
Smith & Nephew PLC	259,517	3,327,310
Smiths Group PLC	114,232	2,145,798
Spirax-Sarco Engineering PLC	21,719	3,156,736
SSE PLC	314,486	6,771,105
St. James's Place PLC	159,526	2,384,674
Standard Chartered PLC (United Kingdom)	769,332	5,302,769
Taylor Wimpey PLC	1,076,735	1,666,596
Tesco PLC	2,252,085	7,222,745
Unilever PLC	755,625	36,801,136
United Utilities Group PLC	201,191	2,673,133
Vodafone Group PLC	7,948,746	11,713,737
Whitbread PLC	59,607	1,897,282
TOTAL UNITED KINGDOM		621,281,237
United States of America - 0.1%
Coca-Cola European Partners PLC	60,591	3,279,185
TOTAL COMMON STOCKS (Cost $3,558,802,957)		4,221,004,871

Nonconvertible Preferred Stocks - 0.4%
	Shares	Value ($)
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	16,978	1,282,340
Henkel AG & Co. KGaA	52,558	3,357,582
Porsche Automobil Holding SE (Germany)	45,181	3,270,281
Sartorius AG (non-vtg.)	7,180	3,195,838
Volkswagen AG	54,758	7,742,228

TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $18,604,165)		18,848,269

Government Obligations - 0.2%
	Principal Amount (e)	Value ($)
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $6,063,369)	6,100,000	6,016,077

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	7,492,437	7,493,935
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	9,993,118	9,994,117
TOTAL MONEY MARKET FUNDS (Cost $17,488,052)		17,488,052

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $3,600,958,543)	4,263,357,269
NET OTHER ASSETS (LIABILITIES) - 0.5%	22,178,905
NET ASSETS - 100.0%	4,285,536,174

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	473	Sep 2022	46,167,165	2,294,110	2,294,110

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,760,102 or 1.6% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,343,311.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	-	1,350,016,181	1,342,522,246	129,199	-	-	7,493,935	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	4,060,855	153,663,656	147,730,394	261,382	-	-	9,994,117	0.0%
Total	4,060,855	1,503,679,837	1,490,252,640	390,581	-	-	17,488,052

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Government Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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